PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.7%
Asset-Backed Securities 17.4%
Automobiles 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2023-08A, Class A, 144A	6.020%	02/20/30		100	$103,684
Collateralized Loan Obligations 16.3%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	5.860(c)	04/28/37		250	252,004
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.823(c)	07/20/37		250	252,159
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.565(c)	10/20/31		193	193,673
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.850(c)	05/22/32	EUR	237	246,121
Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.643(c)	10/20/37		250	251,580
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	4.123(c)	07/25/37	EUR	250	260,678
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	07/18/30		52	52,139
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.793(c)	04/18/37		250	252,143
Oaktree CLO Ltd. (Cayman Islands), Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.213(c)	07/20/37		250	251,928
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.605(c)	04/20/31		68	67,847
Pikes Peak CLO (Cayman Islands), Series 2020-06A, Class AR2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.917(c)	05/18/34		250	250,524
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	07/15/31		81	80,631

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.046%(c)	10/15/37		250	$251,540
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.705(c)	01/20/35		250	250,439

Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.193(c)	01/20/36		250	252,235
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.884(c)	05/07/31		112	112,074
Sound Point CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.632(c)	04/25/34		250	250,134
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.863(c)	07/20/37		250	252,034
Tikehau US CLO Ltd. (Bermuda), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.502(c)	07/15/34		250	252,058
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	4.385(c)	04/15/37	EUR	250	260,091
Vendome Funding CLO DAC (Ireland), Series 01A, Class BR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.444(c)	07/20/34	EUR	250	258,825
					4,550,857
Other 0.7%
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.061(c)	12/25/27		200	200,889

Total Asset-Backed Securities (cost $4,862,341)					4,855,430
Commercial Mortgage-Backed Securities 10.3%
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50		342	327,501
Series 2022-BNK44, Class A5	5.744(cc)	11/15/55		230	239,212

BANK5 Trust, Series 2024-5YR06, Class A3	6.225	05/15/57		150	156,120

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283%(cc)	11/15/50	250	$238,333
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A4	2.763	09/15/52	250	228,097
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month SOFR + 2.296% (Cap N/A, Floor 2.000%)	6.602(c)	05/15/35	188	186,185
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class X1, IO	1.148(cc)	07/25/26	5,912	74,753
Series K104, Class X1, IO	1.111(cc)	01/25/30	4,802	214,345

GS Mortgage Securities Trust, Series 2019-GSA01, Class A3	2.794	11/10/52	195	179,025
ONE Mortgage Trust, Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.520(c)	03/15/36	300	290,063
One New York Plaza Trust, Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.671(c)	01/15/36	150	142,914
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	456	434,425
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A4	2.343	04/15/54	200	172,168

Total Commercial Mortgage-Backed Securities (cost $2,823,674)				2,883,141
Corporate Bonds 33.1%
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	25	24,866
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	18	18,045
				42,911
Airlines 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	25	24,935
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	105	104,308
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	75	73,977
				203,220

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.375%	11/13/25	200	$197,363
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.400	04/10/28	135	124,534
Toyota Motor Corp. (Japan), Sr. Unsec’d. Notes	5.275	07/13/26	130	131,555
				453,452
Auto Parts & Equipment 0.2%
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	15	15,417
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	50	47,692
				63,109
Banks 10.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	300	265,582
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	135	132,555
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	175	155,667
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	90	87,744

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,800
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	25	27,240
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	145	137,633
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	150	126,229
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50	50,256

HDFC Bank Ltd. (India), Jr. Sub. Notes	3.700(ff)	08/25/26(oo)	200	191,100
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,353
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	330	285,568
Sr. Unsec’d. Notes	6.070(ff)	10/22/27	100	102,269

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	17,855

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077%(ff)	04/07/31	200	$191,488
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	204,973
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	125	119,208
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	325	267,584
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	50	51,026
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	130	133,930

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	185	187,823
U.S. Bancorp, Sr. Unsec’d. Notes	5.775(ff)	06/12/29	80	82,027
				2,848,910
Building Materials 0.1%
Owens Corning, Sr. Unsec’d. Notes	5.500	06/15/27	25	25,441
Chemicals 0.1%
Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	25	25,699
Commercial Services 0.7%
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	30	29,049
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	24,209
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	25	22,911
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	10	10,290
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28	80	79,601
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	25	25,631
				191,691

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 1.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375%	10/31/26	200	$195,800
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26	45	44,817
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	25	24,655
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	29,416
				294,688
Distribution/Wholesale 0.4%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	100	99,839
Diversified Financial Services 0.6%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,211
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,488
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	20	20,281
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	25	25,116
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.550	01/15/30	20	20,375
OneMain Finance Corp., Gtd. Notes	6.625	05/15/29	15	15,238
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	25	23,400
				172,109
Electric 1.9%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	69,327
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28	80	81,167
Commonwealth Edison Co., First Mortgage	2.200	03/01/30	40	35,182
Connecticut Light & Power Co. (The), First Mortgage, Series A	2.050	07/01/31	35	29,346

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Light S/A (Brazil), Unsec’d. Notes	23.382%(s)	08/31/27		33	$16,898
Light Servicos De Eletricidade SA (Brazil), Sec’d. Notes, PIK 2.260%	2.260	12/19/37^		32	1,263
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.749	09/01/25		135	135,747
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.300	05/15/28		135	133,374
Southern California Edison Co., First Mortgage	2.850	08/01/29		25	22,471
					524,775
Engineering & Construction 0.1%
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29		25	23,116
Entertainment 0.6%
Warnermedia Holdings, Inc., Gtd. Notes	3.755	03/15/27		175	169,441
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		10	10,375
Foods 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		25	25,465
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		50	47,459
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	100	118,464
					191,388
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		30	30,259

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875%	04/01/29	5	$4,669
Healthcare-Services 1.4%
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	270	227,786
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	125	124,685
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	25	23,245
Sutter Health, Unsec’d. Notes	5.164	08/15/33	22	21,801
				397,517
Home Builders 0.4%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	25	25,233
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	24,552
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	25	25,178
Gtd. Notes, 144A	6.625	07/15/27	25	25,002

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	25	24,944
				124,909
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	6.375	05/15/30	10	10,128
Insurance 0.5%
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	130	132,011
Iron/Steel 0.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	50	50,331
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.875	11/01/29	20	20,088
				70,419

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.625%	09/30/31	15	$14,844
Machinery-Diversified 0.1%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	25	26,384
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908	07/23/25	29	28,972
Mining 0.2%
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	50	48,325
Multi-National 2.6%
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	4.500	05/15/26	140	140,388
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.375	04/20/28	310	282,889
International Development Association (Supranational Bank), Sr. Unsec’d. Notes, EMTN	4.875	11/01/28	300	305,493
				728,770
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.100	03/01/30	35	34,697
Oil & Gas 0.9%
Aker BP ASA (Norway), Gtd. Notes, 144A	3.100	07/15/31	300	259,872
Packaging & Containers 0.2%
Ball Corp., Gtd. Notes	6.000	06/15/29	50	50,532

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 0.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625%	08/01/29	25	$22,954
Gtd. Notes, 144A	6.125	08/01/28	25	24,569
				47,523
Pipelines 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29	25	24,433
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	15	15,478
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	25	25,467
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	70	70,459
				135,837
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	25	24,287
Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp., Sr. Unsec’d. Notes	3.375	10/15/26	80	78,270
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250	08/01/26	25	24,998
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29	50	47,784
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32	20	20,152
SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27	50	48,382
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28	50	53,464
				273,050

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125%	06/15/29		25	$25,250
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		25	26,669
Carvana Co., Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		75	83,200
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	115,591
					250,710
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.350	02/15/30		20	19,434
Sr. Unsec’d. Notes	5.050	07/12/29		95	95,391
					114,825
Telecommunications 3.1%
Frontier Communications Holdings LLC, Sr. Sec’d. Notes, 144A	5.000	05/01/28		100	98,970
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.875	04/15/31	EUR	125	138,811
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		75	61,928
Sec’d. Notes, 144A	4.875	06/15/29		25	21,562
Sr. Sec’d. Notes, 144A	10.500	04/15/29		25	28,062
Sr. Sec’d. Notes, 144A	11.000	11/15/29		10	11,795

T-Mobile USA, Inc., Gtd. Notes	5.050	07/15/33		140	137,046
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.875	02/08/29		150	144,877
Sr. Unsec’d. Notes	5.050	05/09/33		120	118,627

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	100	110,381
					872,059

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.5%
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27	100	$102,791
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	25	25,348
				128,139
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	50	50,508
Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/28	25	24,110

Total Corporate Bonds (cost $9,153,674)				9,223,520
Floating Rate and Other Loans 0.1%
Telecommunications
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29	15	15,129
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30	15	15,212

Total Floating Rate and Other Loans (cost $29,584)				30,341
Residential Mortgage-Backed Securities 1.8%
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	6.201(c)	01/25/42	200	202,662
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.751(c)	02/25/42	200	204,862
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.251(c)	04/25/42	100	103,651

Total Residential Mortgage-Backed Securities (cost $492,438)				511,175

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds 1.2%
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	200	$199,634
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.050	04/14/26	150	144,131

Total Sovereign Bonds (cost $343,528)				343,765
U.S. Government Agency Obligations 10.7%
Federal Home Loan Mortgage Corp.	2.500	04/01/51	40	32,685
Federal Home Loan Mortgage Corp.	3.000	07/01/46	79	70,020
Federal Home Loan Mortgage Corp.	3.000	02/01/52	99	84,599
Federal Home Loan Mortgage Corp.	3.500	10/01/45	205	186,191
Federal Home Loan Mortgage Corp.	3.500	09/01/46	465	423,141
Federal Home Loan Mortgage Corp.	5.500	11/01/52	225	223,321
Federal Home Loan Mortgage Corp.	5.500	12/01/52	141	139,659
Federal Home Loan Mortgage Corp.	6.000	04/01/53	224	226,170
Federal Home Loan Mortgage Corp.	6.000	12/01/54	345	347,304
Federal National Mortgage Assoc.	2.000	02/01/36	394	351,877
Federal National Mortgage Assoc.	2.000	11/01/50	182	143,299
Federal National Mortgage Assoc.	2.000	11/01/51	176	137,859
Federal National Mortgage Assoc.	2.500	09/01/50	170	140,312
Federal National Mortgage Assoc.	2.500	06/01/51	194	159,578
Federal National Mortgage Assoc.	4.000	06/01/52	147	134,288
Government National Mortgage Assoc.	2.000	10/20/50	220	176,253

Total U.S. Government Agency Obligations (cost $2,989,222)				2,976,556
U.S. Treasury Obligations 20.9%
U.S. Treasury Notes	0.375	12/31/25	955	922,470
U.S. Treasury Notes	0.375	01/31/26	1,275	1,227,237
U.S. Treasury Notes	0.500	02/28/26	1,465	1,407,773
U.S. Treasury Notes(k)	0.750	03/31/26	910	874,489
U.S. Treasury Notes	0.750	05/31/26	1,015	969,959
U.S. Treasury Notes	0.875	09/30/26	295	279,386
U.S. Treasury Notes	1.250	11/30/26	160	151,763

Total U.S. Treasury Obligations (cost $5,812,729)				5,833,077

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Affiliated Exchange-Traded Fund 3.2%
PGIM AAA CLO ETF (cost $865,955)(wa)	16,988	$875,222

Total Long-Term Investments (cost $27,373,145)		27,532,227

Short-Term Investments 2.1%
	Affiliated Mutual Fund 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $594,623)(wa)	594,623	594,623
	Options Purchased*~ 0.0%
	(cost $127)	100

	Total Short-Term Investments (cost $594,750)	594,723

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.8% (cost $27,967,895)	28,126,950
Options Written*~ (0.0)%
	(premiums received $2,247)	(1,976)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $27,965,648)	28,124,974
	Liabilities in excess of other assets(z) (0.8)%	(231,991)

	Net Assets 100.0%	$27,892,983

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,263 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	TBA	03/13/25	$(250)	$246,595
Federal National Mortgage Assoc.	6.000%	TBA	03/13/25	(125)	125,669
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $371,609)					$372,264

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00		1		3	$100
(cost $127)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.380%	285	$—
(cost $0)
Total Options Purchased (cost $127)								$100
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50		1		3	$(456)
3 Month SOFR	Put	12/12/25	$96.50		1		3	(1,519)
Total Exchange Traded (premiums received $2,247)								$(1,975)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.380%	3.10%(A)	570	$—
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.380%	285	(1)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.380%	285	—
Total OTC Swaptions (premiums received $0)								$(1)
Total Options Written (premiums received $2,247)								$(1,976)

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
55	2 Year U.S. Treasury Notes	Mar. 2025	$11,309,375	$3,319
2	20 Year U.S. Treasury Bonds	Mar. 2025	227,813	2,173
				5,492
Short Positions:
2	3 Month CME SOFR	Mar. 2025	478,250	646
2	3 Month CME SOFR	Jun. 2025	478,750	2,472
2	5 Year U.S. Treasury Notes	Mar. 2025	212,781	2,279
15	10 Year U.S. Treasury Notes	Mar. 2025	1,632,656	15,331
6	10 Year U.S. Ultra Treasury Notes	Mar. 2025	668,250	1,961
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	592,344	(3,395)
				19,294
				$24,786
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	BNYM	GBP	100	$124,406	$123,537	$—	$(869)
Euro,
Expiring 02/04/25	JPM	EUR	1,365	1,434,729	1,416,422	—	(18,307)
				$1,559,135	$1,539,959	—	(19,176)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	JPM	GBP	100	$123,501	$123,536	$—	$(35)
Expiring 03/04/25	BNYM	GBP	100	124,393	123,527	866	—
Euro,
Expiring 02/04/25	SSB	EUR	1,338	1,379,572	1,388,521	—	(8,949)
Expiring 02/04/25	SSB	EUR	27	27,987	27,902	85	—
Expiring 03/04/25	JPM	EUR	1,365	1,436,555	1,418,257	18,298	—
				$3,092,008	$3,081,743	19,249	(8,984)
						$19,249	$(28,160)

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	50	$(35)	$(10)	$(25)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	15	(10)	(3)	(7)	BARC
					$(45)	$(13)	$(32)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)		30	0.283%	$223	$190	$33	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		30	0.237%	236	193	43	GSI
Morgan Stanley	12/20/25	1.000%(Q)		30	0.236%	236	190	46	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	35	0.115%	17	6	11	BARC
						$712	$579	$133

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	1,380	0.483%	$31,237	$32,949	$1,712
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
848	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.380%	$—	$(1,178)	$(1,178)
1,060	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.380%	—	309	309
1,917	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.380%	—	180	180
1,660	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.380%	—	4,063	4,063
1,980	08/19/25	4.395%(A)	1 Day SOFR(2)(A)/ 4.380%	111	(3,017)	(3,128)
1,320	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(3,894)	(3,894)
1,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.380%	6,242	5,109	(1,133)
850	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(3,170)	(3,170)
185	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	34	(1,751)	(1,785)
2,220	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.380%	629	10,958	10,329
1,380	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.380%	(1,467)	(2,035)	(568)

PGIM ESG Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
260	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.380%	$—	$(5,874)	$(5,874)
45	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	20,541	21,591	1,050
195	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.380%	—	6,057	6,057
				$26,090	$27,348	$1,258

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).